Schedule of investments
Delaware Ivy Global Growth Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.60%Δ
Austria − 1.31%
Mondi	498,468	$ 9,568,272
		9,568,272
Brazil − 1.17%
Banco do Brasil	1,792,193	8,537,611
		8,537,611
Canada − 1.20%
Canadian Natural Resources	245,759	8,749,020
		8,749,020
Denmark − 1.14%
Genmab †	33,128	8,301,147
		8,301,147
France − 6.52%
Airbus	77,313	10,619,717
BNP Paribas	159,285	10,155,001
LVMH Moet Hennessy Louis Vuitton	12,076	9,228,840
Thales	55,034	8,811,330
Vinci	84,285	8,880,273
		47,695,161
Germany − 4.55%
Deutsche Telekom	480,338	12,078,534
SAP	63,160	12,819,361
Siemens	45,125	8,395,300
		33,293,195
India − 3.72%
HDFC Bank	679,246	13,715,658
NTPC	2,973,592	13,491,933
		27,207,591
Italy − 1.46%
Ferrari	26,213	10,687,320
		10,687,320
Japan − 4.30%
Hoya	96,100	11,172,543
ITOCHU	189,200	9,235,980
Mitsubishi UFJ Financial Group	1,028,500	11,052,747
		31,461,270
Netherlands − 1.78%
Adyen 144A #, †	5,583	6,655,950
Shell	176,615	6,354,354
		13,010,304
Singapore − 1.17%
Sea ADR †	119,342	8,523,406
		8,523,406
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea − 1.17%
KB Financial Group	150,401	$ 8,577,173
		8,577,173
Taiwan − 3.15%
Taiwan Semiconductor Manufacturing	773,000	23,017,370
		23,017,370
United Kingdom − 1.31%
AstraZeneca	61,434	9,595,511
		9,595,511
United States − 64.65%
Alphabet Class A	151,907	27,669,860
Amazon.com †	131,806	25,471,509
Aon Class A	24,287	7,130,177
Apple	101,781	21,437,114
BJ's Wholesale Club Holdings †	90,180	7,921,411
Blue Owl Capital	463,807	8,232,574
Casey's General Stores	36,316	13,856,733
Coca-Cola	167,273	10,646,926
ConocoPhillips	79,869	9,135,416
CSX	277,053	9,267,423
Danaher	34,296	8,568,856
Darden Restaurants	63,024	9,536,792
Discover Financial Services	66,844	8,743,864
DraftKings Class A †	122,157	4,662,733
Eli Lilly & Co.	20,636	18,683,422
Home Depot	41,379	14,244,307
Howmet Aerospace	156,966	12,185,271
Ingersoll Rand	126,765	11,515,333
Intercontinental Exchange	72,938	9,984,483
KLA	20,044	16,526,478
Lam Research	10,523	11,205,417
Mastercard Class A	34,889	15,391,631
Meta Platforms Class A	22,083	11,134,690
Microchip Technology	128,967	11,800,480
Microsoft	95,764	42,801,720
Netflix †	17,498	11,809,050
NVIDIA	258,981	31,994,513
Pinterest Class A †	193,493	8,527,237
Procter & Gamble	73,591	12,136,628
Salesforce	58,198	14,962,706
Schlumberger	109,907	5,185,412
Synopsys †	13,201	7,855,387
Thermo Fisher Scientific	14,527	8,033,431
UnitedHealth Group	24,190	12,318,999
NQ- IV958 [0624] 0824 (3775165)    1

Schedule of investments
Delaware Ivy Global Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Vertex Pharmaceuticals †	25,574	$ 11,987,045
		472,565,028
Total Common Stocks (cost $498,380,522)		720,789,379

Preferred Stock – 0.64%Δ
Brazil − 0.64%
Petroleo Brasileiro 14.18% ω	681,386	4,637,974
Total Preferred Stock (cost $4,484,524)		4,637,974

Short-Term Investments – 0.75%
Money Market Mutual Funds – 0.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,378,188	1,378,188
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,378,188	1,378,188
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,378,188	1,378,188
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,378,187	1,378,187
Total Short-Term Investments (cost $5,512,751)		5,512,751

	Number of shares	Value (US $)

Total Value of Securities−99.99% (cost $508,377,797)		730,940,104
Receivables and Other Assets Net of Liabilities — 0.01%		52,477
Net Assets Applicable to 20,128,711 Shares Outstanding — 100.00%	$730,992,581
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $6,655,950, which represents 0.91% of the Fund’s net assets.
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 101 in “Security type / country and sector allocations.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [0624] 0824 (3775165)